Consolidated statements of cash flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net profit / (loss)		$ 2,393		$ (1,277)		$ 2,234
Adjustments to reconcile net profit / (loss) to cash flows provided by operating activities:
Income from equity interests in associates and joint ventures		(396)		(94)		(446)
Depreciation of property, plant and equipment		2,446		3,016		2,551
Amortization of intangible assets		43		37		43
Depreciation of right-of-use assets		270		220		214
Retirement of property, plant and equipment and intangible assets and consumption of materials		620		383		375
Charge on income tax		(1,212)		1,020		822
Net increase in provisions		748		426		139
Impairment of property, plant and equipment and inventories write-down		87		2,288		123
Effect of changes in exchange rates, interest and others		452		(692)		(73)
Share-based benefit plans		7		3		8
Result from sale of assets		(6)		0		0
Result from changes in fair value of assets held for sale		260		0		0
Other insurance income		(5)		0		0
Changes in assets and liabilities:
Trade receivables		(808)		(178)		(397)
Other receivables		(540)		(178)		(94)
Inventories		127		44		(232)
Accounts payable		702		736		600
Taxes payable		141		74		112
Salaries and social security		279		231		80
Other liabilities		219		66		(14)
Decrease in provisions due to payment/use		(171)		(491)		(159)
Contract assets		(23)		(12)		7
Contract liabilities		88		25		(29)
Dividends received		174		276		94
Proceeds from collection of profit loss insurance		0		0		1
Income tax payments		(26)		(10)		(266)
Net cash flows from operating activities	[1],[2]	5,869		5,913		5,693
Investing activities:
Acquisition of property, plant and equipment and intangible assets	[3]	(5,392)		(5,673)		(4,006)
Additions of assets held for sale	[3]	(269)		0		0
Contributions and acquisitions of interests in associates and joint ventures		0	[3]	(5)	[3]	(2)
Loans with related parties, net	[3]	0		0		(18)
Proceeds from sales of financial assets	[3]	229		583		643
Payments from purchase of financial assets	[3]	(255)		(337)		(740)
Interests received from financial assets	[3]	34		85		99
Proceeds from concessions, assignment agreements and sale of assets	[3]	142		15		8
Net cash flows used in investing activities	[3]	(5,511)		(5,332)		(4,016)
Financing activities:
Payments of loans	[3]	(2,102)		(1,396)		(780)
Payments of interests	[3]	(707)		(623)		(543)
Proceeds from loans	[3]	2,967		2,667		402
Account overdrafts, net	[3]	(48)		(3)		71
Repurchase of treasury shares	[3]	0		0		(28)
Payments of leases	[3]	(400)		(359)		(341)
Payments of interests in relation to income tax	[3]	(3)		(8)		(8)
Net cash flows (used in) / from financing activities	[3]	(293)		278		(1,227)
Effect of changes in exchange rates on cash and cash equivalents		(70)		(509)		(288)
(Decrease) / Increase in cash and cash equivalents		(5)		350		162
Cash and cash equivalents at the beginning of the fiscal year		1,123		773		611
Cash and cash equivalents at the end of the fiscal year		$ 1,118		$ 1,123		$ 773

[1]	Does not include the effect of changes in exchange rates generated by cash and cash equivalents, which is exposed separately in this statement.
[2]	Includes 135, 193 and 175 for the fiscal years ended December 31, 2024, 2023 and 2022, respectively, for payment of short-term leases and payments of the variable charge of leases related to the underlying asset use or performance.
[3]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to: